Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases, Operating [Abstract]
Schedule of Aggregate Minimum Annual Rental Payments
Aggregate minimum annual rentals for wholly-owned real estate investments owned by the Account through the non-cancelable lease term, excluding short-term residential leases, are as follows (millions):

Years Ending December 31,
2019	$535.2
2020	497.7
2021	431.5
2022	366.9
2023	307.8
Thereafter	2,701.8
Total	$4,840.9